Taxes on Income (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Expenses Benefit [Line Items]
Current income tax expense benefit	$ 440	$ 534	$ 1,023
Taxes in respect of previous years -		0	0
Deferred taxes in Israel	(2)	63	146
Income tax expense benefit	438	597	1,169
In Israel [Member]
Income Tax Expenses Benefit [Line Items]
Current state and local tax expense benefit	396	491	945
Outside Israel [Member]
Income Tax Expenses Benefit [Line Items]
Current foreign tax expense benefit	$ 44	$ 43	$ 78